Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	OAK ASSOCIATES FUNDS
Entity Central Index Key	0001050918
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000017876
Shareholder Report [Line Items]
Fund Name	Black Oak Emerging Technology Fund
Class Name	Class I
Trading Symbol	BOGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/forms-information
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.06%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.06%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Black Oak Emerging Technology Fund	34.48%	14.64%	12.14%
S&P 500® Equal Weighted Information Technology Index	38.01%	16.24%	17.00%
S&P Composite 1500® Index	37.54%	14.90%	12.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 59,776,760
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 429,797
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,776,760
Number of Portfolio Holdings	34
Advisory Fee	$429,797
Portfolio Turnover	6%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	1.4%
Health Care	3.6%
Consumer Discretionary	4.1%
Industrials	11.9%
Technology	79.0%

C000017877
Shareholder Report [Line Items]
Fund Name	Live Oak Health Sciences Fund
Class Name	Class I
Trading Symbol	LOGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/forms-information
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Live Oak Health Sciences Fund	15.12%	8.11%	6.99%
S&P 500® Health Care Sector Index	19.91%	11.19%	10.04%
S&P Composite 1500® Index	37.54%	14.90%	12.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 52,517,777
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 394,459
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$52,517,777
Number of Portfolio Holdings	32
Advisory Fee	$394,459
Portfolio Turnover	11%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	2.5%
Health Care	97.5%

C000017874
Shareholder Report [Line Items]
Fund Name	Pin Oak Equity Fund
Class Name	Class I
Trading Symbol	POGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds/forms-information
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	0.97%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Pin Oak Equity Fund	31.08%	9.27%	9.82%
Morningstar US Market TR USD	38.09%	14.70%	12.56%
S&P Composite 1500® Index	37.54%	14.90%	12.71%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 132,992,759
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 976,490
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$132,992,759
Number of Portfolio Holdings	29
Advisory Fee	$976,490
Portfolio Turnover	10%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	2.6%
Energy	1.2%
Industrials	5.3%
Consumer Discretionary	10.5%
Communications	14.8%
Financials	17.3%
Health Care	18.6%
Technology	29.7%

C000017875
Shareholder Report [Line Items]
Fund Name	Red Oak Technology Select Fund
Class Name	Class I
Trading Symbol	ROGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/forms-information
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	0.92%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Red Oak Technology Select Fund	39.73%	15.46%	16.36%
S&P 500® Equal Weighted Information Technology Index	38.01%	16.24%	17.00%
S&P Composite 1500® Index	37.54%	14.90%	12.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 649,646,314
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 4,638,113
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$649,646,314
Number of Portfolio Holdings	29
Advisory Fee	$4,638,113
Portfolio Turnover	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	0.3%
Industrials	2.5%
Consumer Discretionary	9.8%
Communications	16.0%
Technology	71.4%

C000017879
Shareholder Report [Line Items]
Fund Name	River Oak Discovery Fund
Class Name	Class I
Trading Symbol	RIVSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/forms-information
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.20%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
River Oak Discovery Fund	21.69%	11.35%	8.23%
Morningstar US Small Cap TR USD	33.13%	9.17%	8.10%
S&P Composite 1500® Index	37.54%	14.90%	12.71%
S&P SmallCap 600® Index	30.00%	9.20%	9.01%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 22,591,137
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 170,498
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,591,137
Number of Portfolio Holdings	30
Advisory Fee	$170,498
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	3.2%
Consumer Staples	2.5%
Consumer Discretionary	6.4%
Health Care	11.1%
Financials	12.3%
Technology	27.6%
Industrials	36.9%

C000017878
Shareholder Report [Line Items]
Fund Name	Rock Oak Core Growth Fund
Class Name	Class I
Trading Symbol	RCKSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/forms-information
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$146	1.25%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rock Oak Core Growth Fund	33.73%	8.43%	7.71%
Morningstar US Mid Cap TR USD	34.69%	11.45%	10.43%
S&P Composite 1500® Index	37.54%	14.90%	12.71%
S&P MidCap 400® Index	32.99%	11.37%	9.86%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 12,409,715
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 52,930
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,409,715
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$52,930
Portfolio Turnover	11%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Cash & Other Assets	1.3%
Energy	4.0%
Consumer Discretionary	5.9%
Materials	8.2%
Financials	10.4%
Health Care	19.0%
Technology	25.0%
Industrials	26.2%

C000017873
Shareholder Report [Line Items]
Fund Name	White Oak Select Growth Fund
Class Name	Class I
Trading Symbol	WOGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 462-5386
Additional Information Website	https://oakfunds.com/forms-information
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 412,910,861
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 2,960,933
InvestmentCompanyPortfolioTurnover	6.00%